WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	ARGENTINA — 2.5%
155,395	Globant S.A.*	$30,744,901
	BRAZIL — 6.7%
5,153,300	GPS Participacoes e Empreendimentos S.A.	17,623,289
1,191,900	Localiza Rent a Car S.A.	13,885,661
8,737	Localiza Rent a Car S.A.*	27,809
5,189,212	NU Holdings Ltd. - Class A*	37,621,787
2,379,400	Porto Seguro S.A.	12,444,680
		81,603,226
	CHINA — 21.4%
20,660,000	China Overseas Property Holdings Ltd.	23,321,977
1,340,188	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A*	12,075,123
530,506	Eastroc Beverage Group Co., Ltd. - Class A	13,314,305
77,000	Kweichow Moutai Co., Ltd. - Class A	19,096,838
6,030,500	Li Ning Co., Ltd.	25,374,151
3,078,314	Qingdao Haier Biomedical Co., Ltd. - Class A	16,172,854
7,299,540	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	14,297,468
4,996,520	Shenzhou International Group Holdings Ltd.	47,853,276
2,693,435	Sunresin New Materials Co., Ltd. - Class A	21,563,078
3,092,802	WuXi AppTec Co., Ltd. - Class H	37,025,947
1,153,239	Xiamen Faratronic Co., Ltd. - Class A	15,310,601
683,122	ZTO Express Cayman, Inc. - ADR	16,511,059
		261,916,677
	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR*,1	—
	HONG KONG — 5.8%
4,298,446	AIA Group Ltd.	35,047,347
544,517	Hong Kong Exchanges & Clearing Ltd.	20,345,508
1,647,385	Techtronic Industries Co., Ltd.	15,987,902
		71,380,757
	INDIA — 13.2%
9,975,929	Bharat Electronics Ltd.	16,614,275
857,064	Divi's Laboratories Ltd.	38,859,875
3,366,359	ICICI Bank Ltd.	38,588,475
1,561,891	Kotak Mahindra Bank Ltd.	32,646,095
1,898,176	UPL Ltd.	14,086,376
291,913	WNS Holdings Ltd. - ADR*	19,984,364
		160,779,460

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 4.3%
56,567,575	Bank Central Asia Tbk P.T.	$32,300,799
52,645,500	Bank Mandiri Persero Tbk P.T.	20,523,400
		52,824,199
	MEXICO — 8.6%
423,293	Fomento Economico Mexicano S.A.B. de C.V. - ADR	46,202,431
1,196,448	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	19,664,930
2,760,800	Qualitas Controladora S.A.B. de C.V.	20,744,614
4,950,189	Wal-Mart de Mexico S.A.B. de C.V.	18,633,332
		105,245,307
	NETHERLANDS — 0.9%
114,266	BE Semiconductor Industries N.V.	11,234,526
	POLAND — 1.1%
163,925	Dino Polska S.A.*	13,320,524
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	—
801,002	Yandex N.V. - Class A*,1	—
		—
	SOUTH AFRICA — 5.6%
230,731	Capitec Bank Holdings Ltd.	20,915,534
295,044	Naspers Ltd. - N Shares	47,146,921
		68,062,455
	SOUTH KOREA — 7.3%
1,235,227	Coupang, Inc.*	20,998,859
1,341,455	Samsung Electronics Co., Ltd.	67,816,096
		88,814,955
	TAIWAN — 12.0%
1,109,000	Accton Technology Corp.	17,014,479
522,629	Airtac International Group	15,878,860
6,934,000	Taiwan Semiconductor Manufacturing Co., Ltd.	113,067,494
		145,960,833
	THAILAND — 2.7%
197,351	Fabrinet*	32,882,624
	UNITED KINGDOM — 0.8%
415,701	Wizz Air Holdings PLC*	9,738,237

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.0%
145,015	EPAM Systems, Inc.*	$37,078,885
	TOTAL COMMON STOCKS
	(Cost $1,356,981,156)	1,171,587,566

Principal Amount
	SHORT TERM MONEY MARKETS — 4.0%
$48,365,401	UMB Bank Demand Deposit, 5.18%[2]	48,365,401
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $48,365,401)	48,365,401
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,405,346,557)	1,219,952,967
	Other Assets in Excess of Liabilities — 0.1%	1,213,209
	TOTAL NET ASSETS — 100.0%	$1,221,166,176

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.